Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (94%)
Argentina (USD) (0%
)
1 Pampa Energia SA 144A , 9.50% , 12/08/26 (a) $ –
80,000 YPF SA , 8.75% , 4/04/24 (b) 80
80
Austria (USD) (1%
)
200,000 Klabin Austria GmbH 144A , 5.75% ,
4/03/29 (a) 201
200,000 Klabin Austria GmbH 144A , 7.00% ,
4/03/49 (a) 202
403
Bahamas (USD) (1%
)
850,000 Intercorp Peru Ltd. 144A , 3.88% , 8/15/29 (a) 730
Bermuda (USD) (2%
)
300,000 CBQ Finance Ltd. , 2.00% , 9/15/25 (b) 284
270,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (a) 241
400,000 Inkia Energy Ltd. 144A , 5.88% , 11/09/27 (a) 386
500,000 Ooredoo International Finance Ltd. 144A ,
5.00% , 10/19/25 (a) 498
360,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A , 4.85% , 10/14/38 (a) 331
200,000 Tengizchevroil Finance Co. International Ltd.
144A , 3.25% , 8/15/30 (a) 166
1,906
Brazil (USD) (2%
)
200,000 BRF SA , 4.88% , 1/24/30 (b) 177
200,000 BRF SA 144A , 4.88% , 1/24/30 (a) 177
200,000 Natura Cosmeticos SA 144A , 4.13% ,
5/03/28 (a) 184
472,117 Prumo Participacoes e Investimentos S/A 144A ,
7.50% , 12/31/31 (a) 462
340,000 Samarco Mineracao SA 144A , 9.50% ,
6/30/31 (a) 284
1,284
Canada (USD) (1%
)
300,000 Bank of Nova Scotia , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017% ) , 8.00% , 1/27/84 (c) 306
20,000 Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC 144A , 9.00% , 2/15/29 (a) 20
400,000 TransCanada PipeLines Ltd. , 6.20% , 3/09/26 400
726
Cayman Islands (USD) (8%
)
200,000 Alibaba Group Holding Ltd. , 3.40% , 12/06/27 190
400,000 Alibaba Group Holding Ltd. , 3.60% , 11/28/24 394
615,000 Cosan Overseas Ltd. , 8.25% (b) (d) 621
600,000 Country Garden Holdings Co. Ltd. , 3.30% ,
1/12/31 (b) 49
200,000 Country Garden Holdings Co. Ltd. , 5.13% ,
1/14/27 (b) 17
200,000 Dar Al-Arkan Sukuk Co. Ltd. , 7.75% ,
2/07/26 (b) 202
200,000 DP World Crescent Ltd. 144A , 4.85% ,
9/26/28 (a) (e) 198
500,000 Energuate Trust 144A , 5.88% , 5/03/27 (a) 477
200,000 Gran Tierra Energy International Holdings Ltd.
144A , 6.25% , 2/15/25 (a) 186
350,000 Hutchison Whampoa International 14 Ltd.
144A , 3.63% , 10/31/24 (a) 346
Principal
or Shares Security Description
Value
(000)
200,000 Kaisa Group Holdings Ltd. , 10.50% ,
1/30/24 (f) $ 6
600,000 MAF Global Securities Ltd. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.893% ) , 7.88% (b) (c) (d) 620
200,000 Melco Resorts Finance Ltd. 144A , 4.88% ,
6/06/25 (a) (e) 195
200,000 Melco Resorts Finance Ltd. 144A , 5.38% ,
12/04/29 (a) 179
98,900 Odebrecht Oil & Gas Finance Ltd. 144A ,
31.50% (a) (d) (f) 5
360,000 QNB Finance Ltd. , 2.63% , 5/12/25 (b) 347
250,000 QNB Finance Ltd. , 2.75% , 2/12/27 (b) 234
390,000 SA Global Sukuk Ltd. 144A , 1.60% ,
6/17/26 (a) 361
400,000 Sable International Finance Ltd. 144A , 5.75% ,
9/07/27 (a) 387
255,000 Sands China Ltd. , 4.05% , 1/08/26 246
200,000 Shelf Drilling Holdings Ltd. 144A , 9.63% ,
4/15/29 (a) (e) 194
215,000 Shimao Group Holdings Ltd. , 5.60% ,
7/15/26 (b) (g) 11
200,000 Vale Overseas Ltd. , 6.25% , 8/10/26 204
325,000 Weibo Corp. , 3.38% , 7/08/30 (e) 282
200,000 Weibo Corp. , 3.50% , 7/05/24 198
6,149
Chile (USD) (3%
)
770,165 Alfa Desarrollo SpA 144A , 4.55% , 9/27/51 (a) 563
350,000 Celulosa Arauco y Constitucion SA , 4.50% ,
8/01/24 346
660,000 Chile Electricity PEC SpA 144A , 3.13% ,
1/25/28 (a) (f) 533
200,000 Inversiones CMPC SA 144A , 4.75% ,
9/15/24 (a) 199
280,000 Sociedad de Transmision Austral SA 144A ,
4.00% , 1/27/32 (a) 248
600,000 Sociedad Quimica y Minera de Chile SA 144A ,
6.50% , 11/07/33 (a) 623
2,512
Colombia (USD) (3%
)
400,000 Bancolombia SA , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.944% ) , 4.63% , 12/18/29 (c) 377
200,000 Bancolombia SA , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.929% ) , 6.91% , 10/18/27 (c) 197
400,000 Colombia Telecomunicaciones SA ESP 144A ,
4.95% , 7/17/30 (a) 258
290,000 Ecopetrol SA , 5.38% , 6/26/26 286
360,000 Ecopetrol SA , 8.38% , 1/19/36 365
170,000 Ecopetrol SA , 8.63% , 1/19/29 180
600,000 Grupo Energia Bogota SA ESP 144A , 7.85% ,
11/09/33 (a) 652
400,000 Transportadora de Gas Internacional SA ESP
144A , 5.55% , 11/01/28 (a) 392
2,707
Czech Republic (CZK) (0%
)
5,800,000 Czech Republic Government Bond Series 103 ,
2.00% , 10/13/33 CZK (h) 216
France (USD) (1%
)
425,000 Altice France SA 144A , 5.13% , 7/15/29 (a) 311

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
200,000 BNP Paribas SA 144A , ( USD SOFR Spread-
Adjusted ICE Swap Rate 5 Years + 3.980% ) ,
7.00% (a) (c) (d) (e) $ 195
506
Hong Kong (USD) (1%
)
310,000 AIA Group Ltd. 144A , 4.95% , 4/04/33 (a) 313
200,000 Lenovo Group Ltd. 144A , 6.54% , 7/27/32 (a) 214
527
India (USD) (5%
)
350,500 Adani Renewable Energy RJ Ltd./Kodangal
Solar Parks Pvt. Ltd./Wardha Solar Maharash
144A , 4.63% , 10/15/39 (a) 286
200,000 Bharti Airtel Ltd. 144A , 4.38% , 6/10/25 (a) 197
200,000 Export-Import Bank of India , 3.88% ,
3/12/24 (b) 200
200,000 Export-Import Bank of India 144A , 3.88% ,
2/01/28 (a) 191
200,000 ICICI Bank Ltd. 144A , 4.00% , 3/18/26 (a) 195
260,000 Power Finance Corp. Ltd. , 4.50% , 6/18/29 (b) 250
250,000 Reliance Industries Ltd. 144A , 3.63% ,
1/12/52 (a) 182
200,000 ReNew Wind Energy AP2/ReNew Power Pvt.
Ltd. other 9 Subsidiaries , 4.50% , 7/14/28 (b) 183
200,000 Shriram Finance Ltd. 144A , 4.15% , 7/18/25 (a) 193
490,000 Shriram Finance Ltd. 144A , 4.40% , 3/13/24 (a) 489
480,000 Shriram Finance Ltd. 144A , 6.63% , 4/22/27 (a) 484
425,000 Summit Digitel Infrastructure Ltd. 144A ,
2.88% , 8/12/31 (a) 354
3,204
Indonesia (USD) (1%
)
200,000 Cikarang Listrindo Tbk PT 144A , 4.95% ,
9/14/26 (a) 194
700,000 Indofood CBP Sukses Makmur Tbk PT , 3.40% ,
6/09/31 (b) 604
798
Ireland (USD) (1%
)
765,000 C&W Senior Financing DAC 144A , 6.88% ,
9/15/27 (a) 726
Isle of Man (USD) (0%
)
320,000 AngloGold Ashanti Holdings PLC , 6.50% ,
4/15/40 318
Israel (USD) (1%
)
295,000 Energean Israel Finance Ltd. 144A , 4.88% ,
3/30/26 (a) (b) 272
260,000 Leviathan Bond Ltd. 144A , 6.75% ,
6/30/30 (a) (b) 234
506
Jersey (USD) (0%
)
260,000 Galaxy Pipeline Assets Bidco Ltd. 144A ,
2.63% , 3/31/36 (a) 212
Kazakhstan (USD) (0%
)
200,000 KazMunayGas National Co. JSC 144A , 5.38% ,
4/24/30 (a) 197
Luxembourg (USD) (4%
)
200,000 3R Lux Sarl 144A , 9.75% , 2/05/31 (a) 200
200,000 Altice France Holding SA 144A , 10.50% ,
5/15/27 (a) 115
220,000 Ambipar Lux Sarl 144A , 9.88% , 2/06/31 (a) 219
Principal
or Shares Security Description
Value
(000)
220,000 B2W Digital Lux Sarl 144A , 4.38% ,
12/20/30 (a) (g) $ 45
200,000 CSN Resources SA 144A , 5.88% , 4/08/32 (a) 172
200,000 EIG Pearl Holdings Sarl , 4.39% , 11/30/46 (b) 153
220,500 Millicom International Cellular SA 144A ,
5.13% , 1/15/28 (a) 207
585,000 Millicom International Cellular SA 144A ,
6.63% , 10/15/26 (a) 577
800,000 Minerva Luxembourg SA 144A , 8.88% ,
9/13/33 (a) 840
488,522 Tierra Mojada Luxembourg II Sarl 144A ,
5.75% , 12/01/40 (a) 427
200,000 Unigel Luxembourg SA 144A , 8.75% ,
10/01/26 (a) (g) 64
3,019
Malaysia (MYR) (0%
)
750,000 Malaysia Government Bond Series 0418 ,
4.89% , 6/08/38 MYR (h) 174
Malaysia (USD) (0%
)
200,000 Petronas Capital Ltd. 144A , 3.50% , 3/18/25 (a) 196
Marshall Islands (USD) (0%
)
291,442 Nakilat Inc. 144A , 6.07% , 12/31/33 (a) 302
Mauritius (USD) (2%
)
180,000 Greenko Power II Ltd. 144A , 4.30% ,
12/13/28 (a) 164
300,000 Greenko Solar Mauritius Ltd. 144A , 5.95% ,
7/29/26 (a) (e) 294
200,000 India Clean Energy Holdings 144A , 4.50% ,
4/18/27 (a) 180
663,000 India Cleantech Energy 144A , 4.70% ,
8/10/26 (a) 620
1,258
Mexico (MXN) (0%
)
4,870,000 Mexican Bonos Series M , 8.50% , 11/18/38
MXN (h) 266
Mexico (USD) (14%
)
200,000 Banco Mercantil del Norte SA 144A , ( 10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.034% ) , 6.63% (a) (c) (d) 169
200,000 Banco Mercantil del Norte SA 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.967% ) , 6.75% (a) (c) (d) 199
200,000 Banco Mercantil del Norte SA 144A , ( 10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.353% ) , 7.63% (a) (c) (d) 195
800,000 Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand
144A , ( 5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.995% ) , 7.53% ,
10/01/28 (a) (c) 834
600,000 BBVA Bancomer SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.661% ) , 8.45% , 6/29/38 (a) (c) 627
630,000 Becle SAB de CV 144A , 2.50% , 10/14/31 (a) 496
240,000 Buffalo Energy Mexico Holdings/Buffalo
Energy Infrastructure/Buffalo Energy 144A ,
7.88% , 2/15/39 (a) 249
260,000 Cemex SAB de CV 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534% ) , 5.13% (a) (c) (d) 248

Principal
or Shares Security Description
Value
(000)
200,000 Cibanco SA Ibm/PLA Administradora
Industrial S de RL de CV 144A , 4.96% ,
7/18/29 (a) $ 192
600,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A , 4.38% , 7/22/31 (a) 458
200,000 Coca-Cola Femsa SAB de CV , 2.75% , 1/22/30 181
320,800 Cometa Energia SA de CV 144A , 6.38% ,
4/24/35 (a) 310
420,000 Corp. Inmobiliaria Vesta SAB de CV 144A ,
3.63% , 5/13/31 (a) 356
200,000 Cydsa SAB de CV 144A , 6.25% , 10/04/27 (a) 189
200,000 El Puerto de Liverpool SAB de CV 144A ,
3.95% , 10/02/24 (a) 197
800,000 Electricidad Firme de Mexico Holdings SA de
CV 144A , 4.90% , 11/20/26 (a) 742
390,768 Fermaca Enterprises S de RL de CV 144A ,
6.38% , 3/30/38 (a) 379
200,000 Gruma SAB de CV 144A , 4.88% , 12/01/24 (a) 198
1,020,000 Grupo Axo SAPI de CV 144A , 5.75% ,
6/08/26 (a) 954
250,000 Infraestructura Energetica Nova SAPI de CV
144A , 3.75% , 1/14/28 (a) 234
600,000 Kimberly-Clark de Mexico SAB de CV 144A ,
2.43% , 7/01/31 (a) 514
400,000 Kimberly-Clark de Mexico SAB de CV 144A ,
3.25% , 3/12/25 (a) 392
215,000 Mexico City Airport Trust 144A , 5.50% ,
7/31/47 (a) 178
176,994 Mexico Generadora de Energia S de rl 144A ,
5.50% , 12/06/32 (a) (e) 173
440,000 Orbia Advance Corp. SAB de CV 144A , 1.88% ,
5/11/26 (a) 406
200,000 Orbia Advance Corp. SAB de CV 144A , 5.88% ,
9/17/44 (a) 178
200,000 Petroleos Mexicanos , 4.50% , 1/23/26 189
165,000 Petroleos Mexicanos , 5.95% , 1/28/31 130
350,000 Petroleos Mexicanos , 6.49% , 1/23/27 329
70,000 Petroleos Mexicanos , 6.75% , 9/21/47 45
920,000 Sitios Latinoamerica SAB de CV 144A , 5.38% ,
4/04/32 (a) 857
200,000 Trust Fibra Uno 144A , 6.95% , 1/30/44 (a) 177
10,975
Netherlands (USD) (8%
)
200,000 Arcos Dorados BV 144A , 6.13% , 5/27/29 (a) 198
280,000 Braskem Netherlands Finance BV 144A ,
7.25% , 2/13/33 (a) 250
200,000 Braskem Netherlands Finance BV 144A , ( 5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 8.220% ) , 8.50% , 1/23/81 (a) (c) 191
600,000 Embraer Netherlands Finance BV 144A ,
7.00% , 7/28/30 (a) 631
400,000 IHS Netherlands Holdco BV 144A , 8.00% ,
9/18/27 (a) 370
205,000 MEGlobal BV 144A , 2.63% , 4/28/28 (a) 183
575,000 Minejesa Capital BV 144A , 5.63% , 8/10/37 (a) 499
1,050,000 Petrobras Global Finance BV , 6.25% , 3/17/24 1,051
200,000 Prosus NV , 3.06% , 7/13/31 (b) 163
200,000 Prosus NV 144A , 3.06% , 7/13/31 (a) 163
515,000 Prosus NV 144A , 3.83% , 2/08/51 (a) 319
415,000 Prosus NV 144A , 4.03% , 8/03/50 (a) 266
200,000 Prosus NV 144A , 4.99% , 1/19/52 (a) 147
800,000 Sigma Finance Netherlands BV 144A , 4.88% ,
3/27/28 (a) (e) 786
Principal
or Shares Security Description
Value
(000)
715,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.00% , 4/15/24 $ 714
295,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.75% , 3/01/28 303
6,234
Panama (USD) (1%
)
333,912 AES Panama Generation Holdings SRL 144A ,
4.38% , 5/31/30 (a) 286
528,255 UEP Penonome II SA 144A , 6.50% ,
10/01/38 (a) 405
691
Peru (USD) (3%
)
200,000 Auna SAA 144A , 10.00% , 12/15/29 (a) 202
355,000 Banco de Credito del Peru S.A. 144A , 2.70% ,
1/11/25 (a) 346
200,000 Banco de Credito del Peru S.A. 144A , 5.85% ,
1/11/29 (a) 203
200,000 Banco Internacional del Peru SAA Interbank
144A , ( 3 mo. LIBOR USD + 5.760% ) , 6.63% ,
3/19/29 (a) (c) 200
200,000 Banco Internacional del Peru SAA Interbank
144A , ( 1 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 3.652% ) , 7.63% ,
1/16/34 (a) (c) 209
200,000 Consorcio Transmantaro SA 144A , 4.70% ,
4/16/34 (a) 189
166,400 Hunt Oil Co. of Peru LLC Sucursal Del Peru
144A , 6.38% , 6/01/28 (a) 164
635,000 Kallpa Generacion SA 144A , 4.13% ,
8/16/27 (a) 598
200,000 SAN Miguel Industrias Pet SA/NG PET R&P
Latin America SA 144A , 3.50% , 8/02/28 (a) 173
2,284
Saudi Arabia (USD) (1%
)
355,000 Saudi Arabian Oil Co. , 2.88% , 4/16/24 (b) 353
200,000 Saudi Arabian Oil Co. 144A , 2.88% ,
4/16/24 (a) 199
555,000 Saudi Arabian Oil Co. 144A , 3.25% ,
11/24/50 (a) 373
925
Singapore (USD) (1%
)
400,000 Continuum Energy Aura Pte Ltd. 144A ,
9.50% , 2/24/27 (a) 416
222,813 Continuum Energy Levanter Pte Ltd. 144A ,
4.50% , 2/09/27 (a) 213
200,000 DBS Group Holdings Ltd. 144A , 5.48% ,
9/12/25 (a) 202
300,000 SingTel Group Treasury Pte Ltd. , 2.38% ,
10/03/26 (b) 281
1,112
South Africa (ZAR) (1%
)
9,300,000 Republic of South Africa Government Bond
Series R214 , 6.50% , 2/28/41 ZAR (h) 300
South Korea (USD) (1%
)
420,000 Kia Corp. 144A , 3.25% , 4/21/26 (a) 404
200,000 Kookmin Bank 144A , 2.50% , 11/04/30 (a) 167
240,000 Korea Development Bank , 3.38% , 9/16/25 235
200,000 SK Hynix Inc. 144A , 6.50% , 1/17/33 (a) 214
350,000 Woori Bank 144A , 4.75% , 4/30/24 (a) (e) 349
1,369

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Spain (USD) (3%
)
860,000 AI Candelaria Spain SA 144A , 5.75% ,
6/15/33 (a) $ 665
206,250 AI Candelaria Spain SA 144A , 7.50% ,
12/15/28 (a) 197
400,000 Banco Bilbao Vizcaya Argentaria SA , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.300% ) , 5.86% , 9/14/26 (c) 403
200,000 Banco Bilbao Vizcaya Argentaria SA , ( 5
yr. Swap Semi 30/360 USD + 3.870% ) ,
6.13% (c) (d) 182
400,000 Banco Santander SA , 5.59% , 8/08/28 407
655,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA 144A , 5.38% , 12/30/30 (a) 513
2,367
Sri Lanka (USD) (0%
)
250,000 Sri Lanka Government International Bond
144A , 6.85% , 11/03/25 (a) 131
Supranational (USD) (1%
)
835,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. , 5.75% , 4/01/33 828
200,000 Promigas SA ESP/Gases del Pacifico SAC 144A ,
3.75% , 10/16/29 (a) (e) 174
1,002
Turkey (USD) (0%
)
199,219 Limak Iskenderun Uluslararasi Liman
Isletmeciligi AS 144A , 9.50% , 7/10/36 (a) 183
200,000 Turkiye Garanti Bankasi AS 144A , ( 5 yr.
Swap Semi 30/360 USD + 4.220% ) , 7.18% ,
5/24/27 (a) (c) 198
381
Ukraine (USD) (0%
)
215,000 Ukraine Government International Bond 144A ,
7.75% , 9/01/28 (a) 55
United Arab Emirates (USD) (3%
)
350,000 Abu Dhabi National Energy Co. PJSC , 3.88% ,
5/06/24 (b) 348
673,812 Acwa Power Management And Investments
One Ltd. 144A , 5.95% , 12/15/39 (a) 652
200,000 DP World Ltd. 144A , 5.63% , 9/25/48 (a) 187
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A , 4.45% , 8/01/35 (a) 265
400,000 GEMS MENASA Cayman Ltd./GEMS
Education Delaware LLC 144A , 7.13% ,
7/31/26 (a) 397
315,000 MDGH GMTN RSC Ltd. 144A , 4.50% ,
11/07/28 (a) 311
200,000 MDGH GMTN RSC Ltd. 144A , 5.08% ,
5/22/53 (a) 191
300,548 Sweihan PV Power Co. PJSC 144A , 3.63% ,
1/31/49 (a) (e) 238
2,589
United Kingdom (USD) (2%
)
315,000 Anglo American Capital PLC 144A , 4.75% ,
4/10/27 (a) 312
200,000 Anglo American Capital PLC 144A , 5.50% ,
5/02/33 (a) 200
295,000 Fresnillo PLC 144A , 4.25% , 10/02/50 (a) 219
200,000 INEOS Quattro Finance 2 PLC 144A , 9.63% ,
3/15/29 (a) 210
Principal
or Shares Security Description
Value
(000)
445,000 MARB BondCo PLC 144A , 3.95% , 1/29/31 (a) $ 356
200,000 Standard Chartered PLC , ( 3 mo. LIBOR USD +
1.209% ) , 2.82% , 1/30/26 (b) (c) 194
225,000 Vedanta Resources Finance II PLC 144A ,
13.88% , 12/09/28 (a) 196
200,000 WE Soda Investments Holding PLC 144A ,
9.50% , 10/06/28 (a) 205
1,892
United States (USD) (16%
)
200,000 American Tower Corp. , 3.38% , 10/15/26 192
199,495 Asurion LLC Term Loan B10 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.000% ) ,
9.43% , 8/19/28 (i) 197
200,000 Azul Secured Finance LLP 144A , 11.93% ,
8/28/28 (a) 204
532,180 BBFI Liquidating Trust 144A , 1.19% ,
12/30/99 (a) (f) 216
400,000 Bimbo Bakeries USA Inc. 144A , 4.00% ,
5/17/51 (a) 314
200,000 CSC Holdings LLC 144A , 11.25% , 5/15/28 (a) 203
100,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 2.36% , 4/15/49 (a) 88
200,000 Energy Transfer LP G , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
5.306% ) , 7.13% (c) (d) 194
160,000 Evergreen AcqCo 1 LP Term Loan 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
4.000% ) , 4.75% , 4/26/28 (i) 161
367,560 Exeter Automobile Receivables Trust 2022-6A ,
5.70% , 8/17/26 367
200,000 Ford Motor Credit Co. LLC , 6.80% , 11/07/28 209
300,000 Ford Motor Credit Co. LLC , 6.95% , 6/10/26 308
235,000 Frontier Communications Holdings LLC 144A ,
6.75% , 5/01/29 (a) 209
200,000 Gran Tierra Energy Inc. 144A , 9.50% ,
10/15/29 (a) (e) 177
450,000 Hyundai Capital America 144A , 1.30% ,
1/08/26 (a) 418
340,000 Hyundai Capital America 144A , 5.50% ,
3/30/26 (a) 342
350,000 Hyundai Capital America 144A , 5.65% ,
6/26/26 (a) 354
100,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. 144A , 9.75% , 1/15/29 (a) 103
300,000 Invitation Homes Operating Partnership LP ,
5.45% , 8/15/30 302
200,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A , 9.00% ,
2/15/29 (a) 202
200,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (a) 189
200,000 Metropolitan Edison Co. 144A , 5.20% ,
4/01/28 (a) 202
635,000 MIC Glen LLC Term Loan 2L , ( 1 mo. Term
Secured Overnight Financing Rate + 6.750% ) ,
12.18% , 7/20/29 (i) 627
200,000 National Rural Utilities Cooperative Finance
Corp. , ( 5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 3.533% ) , 7.13% ,
9/15/53 (c) 208
200,000 NBM U.S. Holdings Inc. 144A , 7.00% ,
5/14/26 (a) 201
100,000 NextEra Energy Capital Holdings Inc. , 6.05% ,
3/01/25 101

Principal
or Shares Security Description
Value
(000)
200,000 ONEOK Inc. , 5.65% , 11/01/28 $ 207
300,000 Palomino Funding Trust I 144A , 7.23% ,
5/17/28 (a) 317
400,000 Piedmont Operating Partnership LP , 9.25% ,
7/20/28 426
169,354 Santander Bank Auto Credit-Linked Notes
2023-A 144A , 10.07% , 6/15/33 (a) 171
750,000 Santander Bank Auto Credit-Linked Notes
2023-B 144A , 12.24% , 12/15/33 (a) 756
500,000 Santander Drive Auto Receivables Trust 2023-
S1 144A , 10.40% , 4/18/28 (a) 502
400,000 Sasol Financing USA LLC , 4.38% , 9/18/26 374
570,000 Sasol Financing USA LLC , 5.88% , 3/27/24 569
240,000 Sasol Financing USA LLC 144A , 8.75% ,
5/03/29 (a) 244
250,000 SierraCol Energy Andina LLC 144A , 6.00% ,
6/15/28 (a) 211
345,000 Southern Copper Corp. , 3.88% , 4/23/25 338
500,000 Tacala Investment Corp. Term Loan 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
4.250% ) , 4.75% , 1/27/31 (i) 500
200,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A , 7.38% , 2/15/29 (a) 200
260,000 Talos Production Inc. 144A , 9.38% , 2/01/31 (a) 266
770,000 Terraform Global Operating LP 144A , 6.13% ,
3/01/26 (a) 762
200,000 TerraForm Power Operating LLC 144A , 5.00% ,
1/31/28 (a) 193
200,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A , 10.50% , 2/15/28 (a) 204
450,000 Verde Purchaser LLC 144A , 10.50% ,
11/30/30 (a) 465
12,993
Virgin Islands (British) (USD) (2%
)
630,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A , 5.25% ,
4/27/29 (a) 589
Principal
or Shares Security Description
Value
(000)
660,000 Gold Fields Orogen Holdings BVI Ltd. 144A ,
5.13% , 5/15/24 (a) $ 658
200,000 Gold Fields Orogen Holdings BVI Ltd. , 5.13% ,
5/15/24 (b) 199
200,000 Studio City Finance Ltd. 144A , 5.00% ,
1/15/29 (a) 171
1,617
Total Bonds
(Cost - $77,155) 75,839
Investment Company (6%)
4,802,909 Payden Cash Reserves Money Market Fund *
(Cost - $ 4,803 ) 4,803
Total Investments (Cost - $81,958)  (100%)
80,642
Liabilities in excess of Other Assets ( (0) % )
(186)
Net Assets (100%)
$ 80,456
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(d) Perpetual security with no stated maturity date.
(e) All or a portion of these securities are on loan. At January 31, 2024, the total market value of the Fund’s securities on loan is $1,240 and the total market value of the collateral held by the Fund is $1,285. Amounts in 000s.
(f) Yield to maturity at time of purchase.
(g) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h) Principal in foreign currency.
(i) Floating rate security. The rate shown reflects the rate in effect at January 31,
2024. The stated maturity is subject to prepayments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 337
MYR  1,573 Barclays Bank PLC 03/11/2024 $ 3
USD 797
MXN  13,830 HSBC Bank USA, N.A. 05/13/2024 7
USD 213
CZK  4,870 HSBC Bank USA, N.A. 05/20/2024 2
12
Liabilities:
BRL 881 USD  178 HSBC Bank USA, N.A. 04/02/2024 (1)
CLP 152,300 USD  172 BNP PARIBAS 02/15/2024 (8)
IDR 5,206,000 USD  333 Barclays Bank PLC 04/18/2024 (3)
MYR 752 USD  161 Barclays Bank PLC 03/11/2024 (2)
PEN 1,288 USD  342 HSBC Bank USA, N.A. 05/13/2024 (4)
USD 301 ZAR  5,790 BNP PARIBAS 04/18/2024 (6)
(24)
Net Unrealized Appreciation (Depreciation)
$(12)

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 23 Mar-24 $ 4,730 $ 46 $ 46
U.S. Treasury 5-Year Note Future 29 Mar-24 3,143 67 67
U.S. Ultra Bond Future 7 Mar-24 905 60 60
a a
173
Short Contracts:
U.S. Treasury 10-Year Note Future 22 Mar-24 (2,471) (32) (32)
a a
Total Futures
$141
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10-Year Interest Rate Swap, Receive Fixed 8.390% Annually,
Pay Variable 11.501% (MXIBTIIE) 28 days 04/01/2033 MXN 5,600 $(5) $– $(5)